Goodwill - Impairment - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill	€ 20	€ 772
Impairment of non-current assets	190	207	€ 38
Orange RDC [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total impairment loss	120	109
Impairment of goodwill	1	95
Impairment of non-current assets	€ 119	€ 14
Net carrying value of asset tested (as a percent)	100.00%	100.00%
Recoverable amount of cash-generating unit	€ 100	€ 200
Orange Communications Luxembourg [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill	€ 19
Net carrying value of asset tested (as a percent)	100.00%
Recoverable amount of cash-generating unit	€ 100
Niger, cash generating unit [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of non-current assets	€ 52	26
Net carrying value of asset tested (as a percent)	100.00%
Recoverable amount of cash-generating unit	€ 100
Orange Polska and subsidiaries [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill		€ 507
Net carrying value of asset tested (as a percent)		100.00%
Recoverable amount of cash-generating unit		€ 3,800
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total impairment loss		232
Impairment of goodwill		80
Impairment of non-current assets	€ (2)	€ 152
Net carrying value of asset tested (as a percent)		100.00%
Recoverable amount of cash-generating unit		€ 800
Orange Cameroon [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill		€ 90
Net carrying value of asset tested (as a percent)		100.00%
Recoverable amount of cash-generating unit		€ 300